OPERATING LEASES (Details) $ in Thousands	Dec. 31, 2019 USD ($)
Leases [Abstract]
2020	$ 261,950
2021	262,779
2022	229,597
2023	136,696
2024 and thereafter	137,344
Total	$ 1,028,366